STOCKHOLDERS' EQUITY (Details) - $ / shares			9 Months Ended		12 Months Ended
	Dec. 31, 2021	May 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2018	Jan. 31, 2018	Oct. 16, 2017	Feb. 28, 2017
Preferred Stock, Shares Authorized	75,000,000		75,000,000		75,000,000	75,000,000				75,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares Authorized	2,500,000,000		2,500,000,000		2,500,000,000	2,500,000,000	2,500,000,000	1,000,000,000		500,000,000
Preferred Stock, Shares Outstanding	0		0		0	0
Warrants Issued				6,500,000	14,000,000
Warrants Outstanding			14,012,000
Warrants Fully Vested			14,004,000
Issuance of common stock-Omnibus Stock Grant and Option Plan	7,500,000	12,000,000		7,500,000
Common Stock
Issuance of common stock for services					715,000
Issuance of common stock for services			1,000,000		2,000,000
Issuance of common stock for services			340,000		1,177,778
Issuance of common stock for services			4,400,000		1,000,000
Issuance of common stock for services			6,400,000		3,500,000
Preferred Stock
Issuance of common stock-Share Conversion Agreements			15,592,986		15,592,986
Issuance of common stock-Share Conversion Agreements, Retired			467,057		467,057
Unsecured Debt 1
Stockholders' Equity, Reverse Stock Split	The Company effectuated a reverse stock split of 1-for-250 as of July 23, 2018
Series A Preferred Stock
Preferred Stock, Shares Authorized									1,333,334	25,000,000